Other disclosures - Risk Management and Principal Risks (audited) (Tables)	12 Months Ended
Dec. 31, 2020
Other disclosures - Risk Management and Principal Risks (audited)
Maximum exposure and effects of collateral and other credit enhancements (audited)
Maximum exposure and effect of netting, collateral and risk transfer (audited)
	Maximum exposure	Netting and set-off	Cash collateral	Non-cash collateral	Risk transfer	Net exposure
Barclays Bank Group
As at 31 December 2020	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	155,902	-	-	-	-	155,902
Cash collateral and settlement balances	97,616	-	-	-	-	97,616
Loans and advances at amortised cost:
Home loans	11,193	-	(283)	(10,782)	(85)	43
Credit cards, unsecured loans and other retail lending	23,368	-	(827)	(3,459)	(195)	18,887
Wholesale loans	99,706	(6,988)	(50)	(24,328)	(4,419)	63,921
Total loans and advances at amortised cost	134,267	(6,988)	(1,160)	(38,569)	(4,699)	82,851
Of which credit-impaired (Stage 3):
Home loans	723	-	(13)	(708)	-	2
Credit cards, unsecured loans and other retail lending	600	-	(10)	(218)	(2)	370
Wholesale loans	1,327	-	(4)	(167)	(85)	1,071
Total credit-impaired loans and advances at amortised cost	2,650	-	(27)	(1,093)	(87)	1,443
Reverse repurchase agreements and other similar secured lending	8,981	-	-	(8,981)	-	-
Trading portfolio assets:
Debt securities	56,196	-	-	(391)	-	55,805
Traded loans	8,348	-	-	(374)	-	7,974
Total trading portfolio assets	64,544	-	-	(765)	-	63,779
Financial assets at fair value through the income statement:
Loans and advances	27,449	-	(9)	(21,819)	-	5,621
Debt securities	1,697	-	-	(292)	-	1,405
Reverse repurchase agreements	138,558	-	(685)	(137,466)	-	407
Other financial assets	315	-	-	-	-	315
Total financial assets at fair value through the income statement	168,019	-	(694)	(159,577)	-	7,748
Derivative financial instruments	302,693	(233,088)	(43,164)	(4,656)	(6,409)	15,376
Financial assets at fair value through other comprehensive income	51,901	-	-	(106)	(1,065)	50,730
Other assets	614	-	-	-	-	614
Total on-balance sheet	984,537	(240,076)	(45,018)	(212,654)	(12,173)	474,616

Off-balance sheet:
Contingent liabilities	20,932	-	(1,095)	(2,135)	(282)	17,420
Loan commitments	265,022	-	(56)	(35,970)	(1,479)	227,517
Total off-balance sheet	285,954	-	(1,151)	(38,105)	(1,761)	244,937

Total	1,270,491	(240,076)	(46,169)	(250,759)	(13,934)	719,553

Maximum exposure and effects of netting, collateral and risk transfer (audited)
	Maximum exposure	Netting and set-off	Cash collateral	Non-cash collateral	Risk transfer	Net exposure
Barclays Bank Group
As at 31 December 2019	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	125,940	-	-	-	-	125,940
Cash collateral and settlement balances	79,486	-	-	-	-	79,486
Loans and advances at amortised cost:
Home loans	10,986	-	(293)	(10,582)	(69)	42
Credit cards, unsecured loans and other retail lending	33,503	-	(695)	(4,753)	(256)	27,799
Corporate loans	97,147	(7,636)	(146)	(25,915)	(4,550)	58,900
Total loans and advances at amortised cost	141,636	(7,636)	(1,134)	(41,250)	(4,875)	86,741
Of which credit-impaired (Stage 3):
Home loans	764	-	(2)	(749)	(13)	-
Credit cards, unsecured loans and other retail lending	658	-	(7)	(271)	(3)	377
Corporate loans	780	-	(9)	(209)	(19)	543
Total credit-impaired loans and advances at amortised cost	2,202	-	(18)	(1,229)	(35)	920
Reverse repurchase agreements and other similar secured lending	1,731	-	-	(1,731)	-	-
Trading portfolio assets:
Debt securities	51,880	-	-	(423)	-	51,457
Traded loans	5,378	-	-	(134)	-	5,244
Total trading portfolio assets	57,258	-	-	(557)	-	56,701
Financial assets at fair value through the income statement:
Loans and advances	19,137	-	(14)	(14,791)	(57)	4,275
Debt securities	5,220	-	-	-	-	5,220
Reverse repurchase agreements	97,823	-	(1,132)	(96,672)	-	19
Other financial assets	742	-	-	-	-	742
Total financial assets at fair value through the income statement	122,922	-	(1,146)	(111,463)	(57)	10,256
Derivative financial instruments	229,641	(176,022)	(33,469)	(5,403)	(5,564)	9,183
Financial assets at fair value through other comprehensive income	45,405	-	-	(305)	(727)	44,373
Other assets	614	-	-	-	-	614
Total on-balance sheet	804,633	(183,658)	(35,749)	(160,709)	(11,223)	413,294

Off-balance sheet:
Contingent liabilities	23,777	-	(400)	(4,412)	(159)	18,806
Loan commitments	270,027	-	(48)	(42,420)	(1,913)	225,646
Total off-balance sheet	293,804	-	(448)	(46,832)	(2,072)	244,452

Total	1,098,437	(183,658)	(36,197)	(207,541)	(13,295)	657,746

Loans and advances at amortised cost by product (audited)

Expected Credit Losses

Loans and advances at amortised cost by product

The table below presents a breakdown of loans and advances at amortised cost and the impairment allowance with stage allocation by asset classification.

Impairment allowance under IFRS 9 considers both the drawn and the undrawn counterparty exposure. For retail portfolios, the total impairment allowance is allocated to the drawn exposure to the extent that the allowance does not exceed the exposure as ECL is not reported separately. Any excess is reported on the liability side of the balance sheet as a provision. For wholesale portfolios the impairment allowance on the undrawn exposure is reported on the liability side of the balance sheet as a provision.

Barclays Bank Group (audited)		Stage 2
As at 31 December 2020	Stage 1	Not past due	<=30 days past due	>30 days past due	Total	Stage 3	Total[a]
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Home loans	9,627	761	53	87	901	1,099	11,627
Credit cards, unsecured loans and other retail lending	18,923	4,987	393	191	5,571	1,853	26,347
Wholesale loans	83,254	14,184	1,066	688	15,938	2,167	101,359
Total	111,804	19,932	1,512	966	22,410	5,119	139,333

Impairment allowance
Home loans	6	40	6	6	52	376	434
Credit cards, unsecured loans and other retail lending	399	1,092	111	124	1,327	1,253	2,979
Wholesale loans	280	475	49	9	533	840	1,653
Total	685	1,607	166	139	1,912	2,469	5,066

Net exposure
Home loans	9,621	721	47	81	849	723	11,193
Credit cards, unsecured loans and other retail lending	18,524	3,895	282	67	4,244	600	23,368
Wholesale loans	82,974	13,709	1,017	679	15,405	1,327	99,706
Total	111,119	18,325	1,346	827	20,498	2,650	134,267

Coverage ratio	%	%	%	%	%	%	%
Home loans	0.1	5.3	11.3	6.9	5.8	34.2	3.7
Credit cards, unsecured loans and other retail lending	2.1	21.9	28.2	64.9	23.8	67.6	11.3
Wholesale loans	0.3	3.3	4.6	1.3	3.3	38.8	1.6
Total	0.6	8.1	11.0	14.4	8.5	48.2	3.6

As at 31 December 2019
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Home loans	9,604	544	48	82	674	1,056	11,334
Credit cards, unsecured loans and other retail lending	29,541	3,806	304	340	4,450	2,129	36,120
Wholesale loans	89,200	6,489	354	672	7,515	1,163	97,878
Total	128,345	10,839	706	1,094	12,639	4,348	145,332

Impairment allowance
Home loans	16	24	9	7	40	292	348
Credit cards, unsecured loans and other retail lending	362	523	99	162	784	1,471	2,617
Wholesale loans	114	219	8	7	234	383	731
Total	492	766	116	176	1,058	2,146	3,696

Net exposure
Home loans	9,588	520	39	75	634	764	10,986
Credit cards, unsecured loans and other retail lending	29,179	3,283	205	178	3,666	658	33,503
Wholesale loans	89,086	6,270	346	665	7,281	780	97,147
Total	127,853	10,073	590	918	11,581	2,202	141,636

Coverage ratio	%	%	%	%	%	%	%
Home loans	0.2	4.4	18.8	8.5	5.9	27.7	3.1
Credit cards, unsecured loans and other retail lending	1.2	13.7	32.6	47.6	17.6	69.1	7.2
Wholesale loans	0.1	3.4	2.3	1.0	3.1	32.9	0.7
Total	0.4	7.1	16.4	16.1	8.4	49.4	2.5

Note

a Other financial assets subject to impairment excluded in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £150.3bn (December 2019: £125.5bn) and impairment allowance of £145m (December 2019: £22m). This comprises £7m (December 2019: £10m) ECL on £146.3bn (December 2019: £124.7bn) Stage 1 assets, £6m (December 2019: £2m) on £3.8bn (December 2019: £0.8bn) Stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets and £132m (December 2019: £10m) on £132m (December 2019: £10m) Stage 3 other assets. Loan commitments and financial guarantee contracts have total ECL of £769m (December 2019: £252m).

Movement in gross exposures and impairment allowance (audited)

Movement in gross exposures and impairment allowance including provisions for loan commitments and financial guarantees

The following tables present a reconciliation of the opening to the closing balance of the exposure and impairment allowance. Explanation of the terms: 12-month ECL, lifetime ECL and credit-impaired are included in page 121. Transfers between stages in the tables have been reflected as if they had taken place at the beginning of the year. The movements are measured over a 12-month period.

Loans and advances at amortised cost (audited)	Stage 1		Stage 2		Stage 3		Total
Barclays Bank Group	Gross	ECL	Gross	ECL	Gross	ECL	Gross	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Home loans
As at 1 January 2020	9,604	16	674	40	1,056	292	11,334	348
Transfers from Stage 1 to Stage 2	(537)	(1)	537	1	-	-	-	-
Transfers from Stage 2 to Stage 1	204	7	(204)	(7)	-	-	-	-
Transfers to Stage 3	(157)	-	(52)	(7)	209	7	-	-
Transfers from Stage 3	29	-	55	1	(84)	(1)	-	-
Business activity in the year	1,193	1	-	-	1	-	1,194	1
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	133	(17)	(62)	25	32	96	103	104
Final repayments	(842)	-	(47)	(1)	(98)	(1)	(987)	(2)
Disposals[b]	-	-	-	-	-	-	-	-
Write-offs[c]	-	-	-	-	(17)	(17)	(17)	(17)
As at 31 December 2020[d]	9,627	6	901	52	1,099	376	11,627	434

Credit cards, unsecured loans and other retail lending
As at 1 January 2020	29,541	362	4,450	784	2,129	1,471	36,120	2,617
Transfers from Stage 1 to Stage 2	(4,116)	(92)	4,116	92	-	-	-	-
Transfers from Stage 2 to Stage 1	994	139	(994)	(139)	-	-	-	-
Transfers to Stage 3	(464)	(19)	(516)	(188)	980	207	-	-
Transfers from Stage 3	21	12	59	8	(80)	(20)	-	-
Business activity in the year	3,467	35	130	32	29	7	3,626	74
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(4,613)	15	(1,231)	806	38	731	(5,806)	1,552
Final repayments	(2,232)	(29)	(168)	(23)	(68)	(8)	(2,468)	(60)
Transfers to Barclays Group[a]	(2,182)	(16)	(92)	(25)	(47)	(41)	(2,321)	(82)
Disposals[b]	(1,493)	(8)	(183)	(20)	(92)	(58)	(1,768)	(86)
Write-offs[c]	-	-	-	-	(1,036)	(1,036)	(1,036)	(1,036)
As at 31 December 2020[d]	18,923	399	5,571	1,327	1,853	1,253	26,347	2,979

Wholesale loans
As at 1 January 2020	89,200	114	7,515	234	1,163	383	97,878	731
Transfers from Stage 1 to Stage 2	(10,213)	(31)	10,213	31	-	-	-	-
Transfers from Stage 2 to Stage 1	2,651	25	(2,651)	(25)	-	-	-	-
Transfers to Stage 3	(772)	(3)	(642)	(50)	1,414	53	-	-
Transfers from Stage 3	189	-	34	1	(223)	(1)	-	-
Business activity in the year	19,773	44	1,954	144	393	67	22,120	255
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	7,033	154	2,969	248	5	687	10,007	1,089
Final repayments	(24,098)	(22)	(2,844)	(28)	(283)	(59)	(27,225)	(109)
Transfers to Barclays Group[a]	(509)	(1)	(600)	(22)	(18)	(6)	(1,127)	(29)
Disposals[b]	-	-	(10)	-	-	-	(10)	-
Write-offs[c]	-	-	-	-	(284)	(284)	(284)	(284)
As at 31 December 2020[d]	83,254	280	15,938	533	2,167	840	101,359	1,653

Notes

a Transfers to Barclays Group include a £2.3bn transfer of the Barclays Partner Finance retail portfolio reported within Credit cards, unsecured loans and other retail lending and £1.1bn transfer of the Barclays Mercantile Business Finance Limited reported within Wholesale loans to Barclays Principal Investments Limited.

b The £1.8bn disposals reported within Credit cards, unsecured loans and other retail lending portfolio include sale of motor financing business within the Barclays Partner Finance business. Disposal within Wholesale loans include sale of debt securities as part of Group Treasury Operations.

c In 2020, gross write-offs amounted to £1,337m (2019: £1,293m) and post write-off recoveries amounted to £4m (2019: £73m). Net write-offs represent gross write-offs less post write-off recoveries and amounted to £1,333m (2019: £1,220m).

d Other financial assets subject to impairment excluded in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £150.3bn (December 2019: £125.5bn) and impairment allowance of £145m (December 2019: £22m). This comprises £7m (December 2019: £10m) ECL on £146.3bn (December 2019: £124.7bn) Stage 1 assets, £6m (December 2019: £2m) on £3.8bn (December 2019: £0.8bn) Stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets and £132m (December 2019: £10m) on £132m (December 2019: £10m) Stage 3 other assets. Loan commitments and financial guarantee contracts have total ECL of £769m (December 2019: £252m).

Reconciliation of ECL movement to impairment charge/(release) for the period	£m
Home loans	103
Credit cards, unsecured loans and other retail lending	1,484
Wholesale loans	1,206
ECL movement excluding assets derecognised due to disposals and write-offs	2,793
Recoveries and reimbursements[a]	(368)
Exchange and other adjustments[b]	267
Impairment charge on loan commitments and financial guarantees	547
Impairment charge on other financial assets[c]	138
Income statement charge for the period	3,377

Notes

a Recoveries and reimbursements includes £364m for reimbursements expected to be received under the arrangement where Group has entered into financial guarantee contracts which provide credit protection over certain loans assets with third parties. Cash recoveries of previously written off amounts to £4m.

b Includes foreign exchange and interest and fees in suspense

c Other financial assets subject to impairment excluded in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £150.3bn (December 2019: £125.5bn) and impairment allowance of £145m (December 2019: £22m). This comprises £7m (December 2019: £10m) ECL on £146.3bn (December 2019: £124.7bn) Stage 1 assets, £6m (December 2019: £2m) on £3.8bn (December 2019: £0.8bn) Stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets and £132m (December 2019: £10m) on £132m (December 2019: £10m) Stage 3 other assets. Loan commitments and financial guarantee contracts have total ECL of £769m (December 2019: £252m).

Loan commitments and financial guarantees (audited)	Stage 1		Stage 2		Stage 3		Total
Barclays Bank Group	Gross	ECL	Gross	ECL	Gross	ECL	Gross	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Home loans
As at 1 January 2020	34	-	-	-	-	-	34	-
Net transfers between stages	(4)	-	4	-	-	-	-	-
Business activity in the year	113	-	-	-	-	-	113	-
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1	-	-	-	4	-	5	-
Limit management and final repayments	(19)	-	(2)	-	-	-	(21)	-
As at 31 December 2020	125	-	2	-	4	-	131	-

Credit cards, unsecured loans and other retail lending
As at 1 January 2020	78,257	22	2,053	15	67	14	80,377	51
Net transfers between stages	(4,124)	6	3,603	(2)	521	(4)	-	-
Business activity in the year	4,591	2	128	1	1	1	4,720	4
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,471	5	1,076	20	(553)	15	1,994	40
Limit management and final repayments	(11,984)	(1)	(616)	(1)	(6)	(3)	(12,606)	(5)
As at 31 December 2020	68,211	34	6,244	33	30	23	74,485	90

Wholesale loans
As at 1 January 2020	183,001	63	12,053	97	636	41	195,690	201
Net transfers between stages	(28,048)	67	27,052	(72)	996	5	-	-
Business activity in the year	42,904	32	4,705	102	774	2	48,383	136
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	12,755	50	(219)	334	(79)	(19)	12,457	365
Limit management and final repayments	(50,208)	(7)	(4,165)	(15)	(296)	(1)	(54,669)	(23)
As at 31 December 2020	160,404	205	39,426	446	2,031	28	201,861	679

Loans and advances at amortised cost (audited)	Stage 1		Stage 2		Stage 3		Total
Barclays Bank Group	Gross	ECL	Gross	ECL	Gross	ECL	Gross	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Home loans
As at 1 January 2019	11,486	26	860	47	1,194	307	13,540	380
Transfers from Stage 1 to Stage 2	(320)	(1)	320	1	-	-	-	-
Transfers from Stage 2 to Stage 1	301	11	(301)	(11)	-	-	-	-
Transfers to Stage 3	(103)	-	(94)	(12)	197	12	-	-
Transfers from Stage 3	13	-	70	2	(83)	(2)	-	-
Business activity in the year	785	1	-	-	-	-	785	1
Changes to models used for calculation[a]	-	-	-	-	-	-	-	-
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(793)	(19)	(58)	19	(70)	1	(921)	1
Final repayments	(1,042)	(1)	(61)	(2)	(159)	(5)	(1,262)	(8)
Disposals[b]	(723)	(1)	(62)	(4)	(2)	-	(787)	(5)
Write-offs[c]	-	-	-	-	(21)	(21)	(21)	(21)
As at 31 December 2019[d]	9,604	16	674	40	1,056	292	11,334	348

Credit cards, unsecured loans and other retail lending
As at 1 January 2019	29,548	356	4,926	972	2,078	1,433	36,552	2,761
Transfers from Stage 1 to Stage 2	(1,611)	(41)	1,611	41	-	-	-	-
Transfers from Stage 2 to Stage 1	2,134	312	(2,134)	(312)	-	-	-	-
Transfers to Stage 3	(585)	(15)	(524)	(244)	1,109	259	-	-
Transfers from Stage 3	4	3	16	8	(20)	(11)	-	-
Business activity in the year	6,007	75	311	56	45	10	6,363	141
Changes to models used for calculation[a]	-	16	-	(57)	-	(7)	-	(48)
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(3,690)	(318)	410	346	341	1,018	(2,939)	1,046
Final repayments	(2,266)	(26)	(166)	(26)	(202)	(31)	(2,634)	(83)
Disposals[b]	-	-	-	-	(54)	(32)	(54)	(32)
Write-offs[c]	-	-	-	-	(1,168)	(1,168)	(1,168)	(1,168)
As at 31 December 2019[d]	29,541	362	4,450	784	2,129	1,471	36,120	2,617

Wholesale loans
As at 1 January 2019	81,555	107	8,238	236	917	359	90,710	702
Transfers from Stage 1 to Stage 2	(2,465)	(6)	2,465	6	-	-	-	-
Transfers from Stage 2 to Stage 1	2,905	42	(2,905)	(42)	-	-	-	-
Transfers to Stage 3	(305)	(1)	(381)	(13)	686	14	-	-
Transfers from Stage 3	52	-	92	15	(144)	(15)	-	-
Business activity in the year	31,714	44	1,496	22	31	-	33,241	66
Changes to models used for calculation[a]	-	(9)	-	(19)	-	-	-	(28)
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	7,366	(33)	615	70	139	220	8,120	257
Final repayments	(31,622)	(30)	(2,105)	(41)	(362)	(91)	(34,089)	(162)
Disposals[b]	-	-	-	-	-	-	-	-
Write-offs[c]	-	-	-	-	(104)	(104)	(104)	(104)
As at 31 December 2019[d]	89,200	114	7,515	234	1,163	383	97,878	731

Notes

a Changes to models used for calculation include a £48m movement in Credit cards, unsecured loans and other retail lending and a £28m movement in Wholesale loans. These reflect methodology changes made during the year. Barclays continually review the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This ensures that the models used continue to reflect the risks inherent across the businesses.

b The £787m movement of gross loans and advances disposed of across Home Loans relates to the sale of a portfolio of mortgages from the Italian loan book. The £54m disposal reported within Credit cards, unsecured loans and other retail lending portfolio relates to debt sales undertaken during the year.

c In 2019, gross write-offs amounted to £1,293m (2018: £1,456m) and post write-off recoveries amounted to £73m (2018: £86m). Net write-offs represent gross write-offs less post write-off recoveries and amounted to £1,220m (2018: £1,370m).

d Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £125.5bn (December 2018: £120.1bn) and impairment allowance of £22m (December 2018: £11m). This comprises £10m ECL (December 2018 £9m) on £124.7bn stage 1 assets (December 2018: £119.6bn) and £2m (December 2018: £2m) on £0.8bn stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets (December 2018: £0.5bn) and £10m (December 2018: £nil) on £10m Stage 3 other assets (December 2018: £nil).

Reconciliation of ECL movement to impairment charge/(release) for the period	£m
Home loans	(6)
Credit cards, unsecured loans and other retail lending	1,056
Wholesale loans	133
ECL movement excluding assets derecognised due to disposals and write-offs	1,183
Recoveries and reimbursements	(73)
Exchange and other adjustments[a]	31
Impairment charge on loan commitments and financial guarantees	55
Impairment charge on other financial assets[b]	6
Income statement charge for the period	1,202

Notes

a Includes foreign exchange and interest and fees in suspense.

b Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £125.5bn (December 2018: £120.1bn) and impairment allowance of £22m (December 2018: £11m). This comprises £10m ECL (December 2018: £9m) on £124.7bn stage 1 assets (December 2018: £119.6bn) and £2m (December 2018: £2m) on £0.8bn stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets (December 2018: £0.5bn) and £10m (December 2018: £nil) on £10m Stage 3 other assets (December 2018: £nil).

Loan commitments and financial guarantees (audited)	Stage 1		Stage 2		Stage 3		Total
Barclays Bank Group	Gross	ECL	Gross	ECL	Gross	ECL	Gross	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Home loans
As at 1 January 2019	15	-	1	-	-	-	16	-
Net transfers between stages	-	-	-	-	-	-	-	-
Business activity in the year	18	-	-	-	-	-	18	-
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1	-	(1)	-	-	-	-	-
Limit management and final repayments	-	-	-	-	-	-	-	-
As at 31 December 2019	34	-	-	-	-	-	34	-

Credit cards, unsecured loans and other retail lending
As at 1 January 2019	74,624	32	4,304	21	69	20	78,997	73
Net transfers between stages	251	4	(981)	(3)	730	(1)	-	-
Business activity in the year	13,322	2	173	-	6	6	13,501	8
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,169	(15)	(810)	(2)	(725)	(10)	(366)	(27)
Limit management and final repayments	(11,109)	(1)	(633)	(1)	(13)	(1)	(11,755)	(3)
As at 31 December 2019	78,257	22	2,053	15	67	14	80,377	51

Wholesale loans
As at 1 January 2019	173,951	59	12,139	83	352	2	186,442	144
Net transfers between stages	(881)	7	585	(8)	296	1	-	-
Business activity in the year	53,666	22	2,777	22	16	-	56,459	44
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	686	(1)	1,211	36	238	41	2,135	76
Limit management and final repayments	(44,421)	(24)	(4,659)	(36)	(266)	(3)	(49,346)	(63)
As at 31 December 2019	183,001	63	12,053	97	636	41	195,690	201

Management adjustments to models for impairment and Economic uncertainty management adjustments to models for impairment (audited)

Total management adjustments to impairment allowance are presented by product below.

Management adjustments to models for impairment (audited)[a]
	2020		2019
	Management adjustments to impairment allowances	Proportion of total impairment allowances	Management adjustments to impairment allowances	Proportion of total impairment allowances[b]
As at 31 December	£m	%	£m	%
Home loans	54	12.4	-	-
Credit cards, unsecured loans and other retail lending	960	31.3	3	0.1
Wholesale loans	(78)	(3.3)	(40)	(4.3)
Total	936	16.0	(37)	(0.9)

Management adjustments to models for impairment charges (audited)[a]
	Impairment allowance pre management adjustments[c]	Economic uncertainty adjustments	Other adjustments	Total impairment allowance
As at 31 December 2020	£m	£m	£m	£m
Home loans	380	21	33	434
Credit cards, unsecured loans and other retail lending	2,109	986	(26)	3,069
Wholesale loans	2,410	379	(457)	2,332
Total	4,899	1,386	(450)	5,835

Note

a Positive values relate to an increase in impairment allowance.

b The 2019 comparative figures have been restated to include impairment allowance on both drawn and undrawn exposures.

c Includes £3.9bn of modelled ECL, £0.8bn of individually assessed impairments and £0.2bn ECL from non-modelled exposures.

Core macroeconomic variables for each scenario and the respective scenario weights

The tables on the next page show the key consensus macroeconomic variables used in the five scenarios (Three-year annual paths), the probability weights applied to each scenario and the macroeconomic variables by scenario using ‘specific bases’ i.e. the most extreme position of each variable in the context of the scenario, for example, the highest unemployment for downside scenarios and the lowest unemployment for upside scenarios. Five-year average tables and movement over time graphs provide additional transparency.

Annual paths show quarterly averages for the year (unemployment and base rate) or change in the year (GDP and HPI). Expected worst point is the most negative quarter, in the relevant 3 year period, which is calculated relative to the start point for GDP and HPI.

Baseline average macroeconomic variables used in the calculation of ECL
	2021	2022	2023	Expected Worst Point
As at 31.12.20%		%	%	%
UK GDP[a]	6.3	3.3	2.6	1.2
UK unemployment[b]	6.7	6.4	5.8	7.4
UK HPI[c]	2.4	2.3	5.0	0.6
UK bank rate	–	(0.1)	-	(0.1)
US GDP[a]	3.9	3.1	2.9	1.0
US unemployment[d]	6.9	5.7	5.6	7.5
US HPI[e]	2.8	4.7	4.7	0.7
US federal funds rate	0.3	0.3	0.3	0.3

	2020	2021	2022	Expected Worst Point
As at 31.12.19%		%	%	%
UK GDP[a]	1.3	1.5	1.6	0.3
UK unemployment[b]	4.1	4.2	4.2	4.2
UK HPI[c]	1.9	3.1	3.6	0.3
UK bank rate	0.6	0.5	0.8	0.5
US GDP[a]	2.1	1.9	1.9	0.5
US unemployment[d]	3.6	3.9	4.0	4.0
US HPI[e]	3.4	2.9	2.8	1.0
US federal funds rate	1.7	1.5	1.7	1.5

Downside 2 average macroeconomic variables used in the calculation of ECL
	2021	2022	2023	Expected Worst Point
As at 31.12.20%		%	%	%
UK GDP[a]	(3.9)	6.5	2.6	(11.0)
UK unemployment[b]	8.0	9.3	7.8	10.1
UK HPI[c]	(13.6)	(10.8)	0.5	(23.0)
UK bank rate	(0.2)	(0.2)	(0.1)	(0.2)
US GDP[a]	(2.4)	3.6	2.1	(6.0)
US unemployment[d]	13.4	11.9	10.1	13.7
US HPI[e]	(17.2)	(0.7)	0.6	(17.8)
US federal funds rate	0.3	0.3	0.3	0.3

	2020	2021	2022	Expected Worst Point
As at 31.12.19%		%	%	%
UK GDP[a]	(2.3)	(2.7)	(0.3)	(5.7)
UK unemployment[b]	5.7	8.2	8.7	8.8
UK HPI[c]	(7.8)	(22.2)	(5.8)	(32.4)
UK bank rate	2.7	4.0	4.0	1.5
US GDP[a]	(1.2)	(2.6)	(0.6)	(5.3)
US unemployment[d]	4.9	7.7	8.5	8.5
US HPI[e]	(4.4)	(13.6)	(2.9)	(19.8)
US federal funds rate	3.1	3.5	3.5	2.5

Downside 1 average macroeconomic variables used in the calculation of ECL
	2021	2022	2023	Expected Worst Point
As at 31.12.20%		%	%	%
UK GDP[a]	0.1	6.6	3.2	(7.0)
UK unemployment[b]	7.3	8.0	6.9	8.4
UK HPI[c]	(6.7)	(3.5)	1.7	(10.0)
UK bank rate	(0.1)	(0.1)	-	(0.1)
US GDP[a]	0.4	3.6	2.3	(3.0)
US unemployment[d]	11.0	8.9	6.9	11.5
US HPI[e]	(5.9)	1.8	2.6	(5.9)
US federal funds rate	0.3	0.3	0.3	0.3

	2020	2021	2022	Expected Worst Point
As at 31.12.19%		%	%	%
UK GDP[a]	0.6	0.3	0.6	0.1
UK unemployment[b]	4.7	5.7	5.7	5.8
UK HPI[c]	(2.6)	(4.1)	(1.7)	(8.2)
UK bank rate	1.7	2.8	2.8	0.8
US GDP[a]	1.2	0.4	0.8	0.2
US unemployment[d]	4.0	5.1	5.3	5.4
US HPI[e]	1.2	0.5	0.8	0.5
US federal funds rate	2.6	3.0	3.0	2.0

Upside 2 average macroeconomic variables used in the calculation of ECL
	2021	2022	2023	Expected Worst Point
As at 31.12.20%		%	%	%
UK GDP[a]	12.2	5.3	3.9	5.0
UK unemployment[b]	6.2	5.5	4.8	7.4
UK HPI[c]	6.6	10.4	10.8	1.1
UK bank rate	0.1	0.3	0.3	0.1
US GDP[a]	7.1	4.6	4.0	3.4
US unemployment[d]	5.5	4.3	4.1	6.1
US HPI[e]	8.8	9.1	8.9	1.7
US federal funds rate	0.3	0.4	0.6	0.3

	2020	2021	2022	Expected Worst Point
As at 31.12.19%		%	%	%
UK GDP[a]	3.0	4.0	3.4	0.9
UK unemployment[b]	3.7	3.4	3.5	3.9
UK HPI[c]	6.8	10.8	9.9	1.0
UK bank rate	0.6	0.5	0.5	0.5
US GDP[a]	3.4	4.2	3.6	1.0
US unemployment[d]	3.3	3.0	3.0	3.5
US HPI[e]	7.4	7.6	7.2	1.6
US federal funds rate	1.7	1.5	1.5	1.5

Upside 1 average macroeconomic variables used in the calculation of ECL
	2021	2022	2023	Expected Worst Point
As at 31.12.20%		%	%	%
UK GDP[a]	9.3	3.9	3.4	3.5
UK unemployment[b]	6.4	6.0	5.2	7.4
UK HPI[c]	4.6	6.1	6.1	0.8
UK bank rate	0.1	0.1	0.3	0.1
US GDP[a]	5.5	4.0	3.7	2.1
US unemployment[d]	6.0	4.8	4.6	6.7
US HPI[e]	6.8	6.7	6.3	1.4
US federal funds rate	0.3	0.3	0.5	0.3

	2020	2021	2022	Expected Worst Point
As at 31.12.19%		%	%	%
UK GDP[a]	2.2	2.8	2.5	0.6
UK unemployment[b]	3.9	3.8	3.9	4.0
UK HPI[c]	5.0	7.0	6.8	0.7
UK bank rate	0.6	0.5	0.5	0.5
US GDP[a]	2.8	3.3	2.9	0.8
US unemployment[d]	3.5	3.6	3.7	3.7
US HPI[e]	5.1	4.7	4.4	1.4
US federal funds rate	1.7	1.5	1.5	1.5

Notes

a Average Real GDP seasonally adjusted change in year; expected worst point is the minimum growth relative to Q420 (2019: Q419) based on a 12 quarter period.

b Average UK unemployment rate 16-year+; expected worst point is the highest rate in the 12 quarter period starting Q121 (2019: Q120).

c Change in year end UK HPI = Halifax All Houses, All Buyers index, relative to prior year end; worst point is based on minimum growth relative to Q420 (2019: Q419) based on a 12 quarter period.

d Average US civilian unemployment rate 16-year+; expected worst point is the highest rate in the 12 quarter period starting Q121 (2019: Q120).

e Change in year end US HPI = FHFA house price index, relative to prior year end; worst point is based on minimum growth relative to Q420 (2019: Q419) based on a 12 quarter period.

Scenario probability weighting (audited)
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 31 December 2020
Scenario probability weighting	20.2	24.2	24.7	15.5	15.4
As at 31 December 2019
Scenario probability weighting	10.1	23.1	40.8	22.7	3.3

Macroeconomic variables used in the calculation of ECL (specific bases) (audited)[a]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 31 December 2020
UK GDP[b]	14.2	8.8	0.7	(22.1)	(22.1)
UK unemployment[c]	4.0	4.0	5.7	8.4	10.1
UK HPI[d]	48.2	30.8	3.6	(4.5)	(18.3)
UK bank rate[c]	0.1	0.1	–	0.6	0.6
US GDP[b]	15.7	12.8	1.6	(10.6)	(10.6)
US unemployment[c]	3.8	3.8	6.4	13.0	13.7
US HPI[d]	42.2	30.9	3.8	(3.7)	(15.9)
US federal funds rate[c]	0.1	0.1	0.3	1.3	1.3
As at 31 December 2019
UK GDP[b]	15.4	11.7	1.5	0.2	(4.6)
UK unemployment[c]	3.4	3.8	4.1	5.8	8.8
UK HPI[d]	41.1	28.8	2.8	(6.3)	(31.1)
UK bank rate[c]	0.5	0.5	0.7	2.8	4.0
US GDP[b]	17.9	14.9	2.1	0.5	(3.0)
US unemployment[c]	3.0	3.5	3.9	5.4	8.5
US HPI[d]	35.8	23.7	3.2	0.3	(16.7)
US federal funds rate[c]	1.5	1.5	1.8	3.0	3.5

Macroeconomic variables used in the calculation of ECL (5-year averages) (audited)[a]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 31 December 2020
UK GDP[e]	2.5	1.6	0.7	0.1	(0.9)
UK unemployment[f]	5.0	5.3	5.7	6.5	7.2
UK HPI[g]	8.2	5.5	3.6	(0.2)	(3.6)
UK bank rate[f]	0.3	0.2	–	–	(0.1)
US GDP[e]	2.9	2.4	1.6	0.8	0.1
US unemployment[f]	5.3	5.7	6.4	8.3	10.4
US HPI[g]	7.3	5.5	3.8	0.8	(3.0)
US federal funds rate[f]	0.5	0.5	0.3	0.3	0.3
As at 31 December 2019
UK GDP[e]	2.9	2.2	1.5	0.8	(0.6)
UK unemployment[f]	3.6	3.9	4.1	5.1	7.0
UK HPI[g]	7.1	5.2	2.8	(1.1)	(6.9)
UK bank rate[f]	0.6	0.6	0.7	2.1	3.1
US GDP[e]	3.4	2.9	2.1	1.3	(0.1)
US unemployment[f]	3.2	3.7	3.9	4.7	6.6
US HPI[g]	6.3	4.3	3.2	1.6	(3.4)
US federal funds rate[f]	1.7	1.7	1.8	2.8	3.2

Notes

aUK GDP = Real GDP growth seasonally adjusted; UK unemployment = UK unemployment rate 16-year+; UK HPI = Halifax All Houses, All Buyers Index; US GDP = Real GDP growth seasonally adjusted; US unemployment = US civilian unemployment rate 16-year+; US HPI = FHFA house price index.

bMaximum growth relative to Q419 (2019: Q418), based on 20 quarter period in Upside scenarios; 5-year yearly average CAGR in Baseline; minimum growth relative to Q419 (2019: Q418), based on 20 quarter period in Downside scenarios.

cLowest quarter in Upside scenarios; 5-year average in Baseline; highest quarter in Downside scenarios. Period based on 20 quarters from Q120 (2019: Q119).

dMaximum growth relative to Q419 (2019: Q418), based on 20 quarter period in Upside scenarios; 5-year quarter end CAGR in Baseline; minimum growth relative to Q419 (2019: Q418), based on 20 quarter period in Downside scenarios.

e 5-year yearly average CAGR, starting 2019 (2019: 2018)

f 5-year average. Period based on 20 quarters from Q120 (2019: Q119)

g 5-year quarter end CAGR, starting Q419 (2019: Q418)

2019 data presented on a revised, simplified basis for ease of comparison.

ECL under 100% weighted scenarios for key principal portfolios

ECL under 100% weighted scenarios for modelled portfolios (audited)

The table below shows the Expected Credit Risk (ECL) assuming scenarios have been 100% weighted. Model exposures are allocated to a stage based on the individual scenario rather than through a probability-weighted approach as required for Barclays reported impairment allowances. As a result, it is not possible to back solve to the final reported weighted ECL from the individual scenarios as a balance may be assigned to a different stage dependent on the scenario. Model exposure uses Exposure at default (EAD) values and is not directly comparable to gross exposure used in prior disclosures. For Credit cards, unsecured loans and other retail lending, an average EAD measure is used (12 month or lifetime depending on stage allocation in each scenario). Therefore, the model exposure movement into Stage 2 is higher than the corresponding Stage 1 reduction.

All ECL using a model is included, with the exception of Treasury assets (£8.8m of ECL), providing additional coverage as compared to the 2019 year-end disclosure. Non-modelled exposures and management adjustments are excluded. Management adjustments can be found on pages 56 to 57.

Model Exposures allocated to Stage 3 do not change in any of the scenarios as the transition criteria relies only on observable evidence of default as at 31 December 2020 and not on macroeconomic scenarios.

The Downside 2 scenario represents a severe global recession with substantial falls in UK GDP. Unemployment rises towards 10% in UK markets and 14% in US markets and there are substantial falls in asset prices including housing.

Under the Downside 2 scenario, model exposure moves between stages as the economic environment weakens. This can be seen in the movement of £17bn of model exposure into Stage 2 between the Weighted and Downside 2 scenario. ECL increases in Stage 2 predominantly due to unsecured portfolios as economic conditions deteriorate.

	Scenarios
As at 31 December 2020	Weighted	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
Stage 1 Model Exposure (£m)
Home loans	4,404	4,422	4,416	4,407	4,387	4,365
Credit cards, unsecured loans and other retail lending	24,980	24,929	25,097	24,820	24,411	24,247
Wholesale loans	115,949	121,769	120,741	118,930	113,027	101,759
Stage 1 Model ECL (£m)
Home loans	4	4	4	4	5	5
Credit cards, unsecured loans and other retail lending	236	187	204	230	258	263
Wholesale loans	219	239	231	205	218	221
Stage 1 Coverage (%)
Home loans	0.1	0.1	0.1	0.1	0.1	0.1
Credit cards, unsecured loans and other retail lending	0.9	0.8	0.8	0.9	1.1	1.1
Wholesale loans	0.2	0.2	0.2	0.2	0.2	0.2
Stage 2 Model Exposure (£m)
Home loans	557	539	545	554	575	597
Credit cards, unsecured loans and other retail lending	3,171	2,111	2,462	3,215	4,721	5,796
Wholesale loans	29,834	24,015	25,043	26,853	32,757	44,024
Stage 2 Model ECL (£m)
Home loans	33	31	31	32	36	40
Credit cards, unsecured loans and other retail lending	512	327	382	481	796	1,045
Wholesale loans	1,358	922	1,010	1,174	1,683	2,751
Stage 2 Coverage (%)
Home loans	5.9	5.8	5.7	5.8	6.3	6.7
Credit cards, unsecured loans and other retail lending	16.1	15.5	15.5	15.0	16.9	18.0
Wholesale loans	4.6	3.8	4.0	4.4	5.1	6.2
Stage 3 Model Exposure (£m)
Home loans	728	728	728	728	728	728
Credit cards, unsecured loans and other retail lending	1,279	1,279	1,279	1,279	1,279	1,279
Wholesale loans[a]	863	863	863	863	863	863
Stage 3 Model ECL (£m)
Home loans	298	278	281	284	306	363
Credit cards, unsecured loans and other retail lending	1,190	1,170	1,180	1,191	1,211	1,210
Wholesale loans[a]	25	20	21	23	29	40
Stage 3 Coverage (%)
Home loans	40.9	38.2	38.6	39.0	42.0	49.9
Credit cards, unsecured loans and other retail lending	93.0	91.5	92.3	93.1	94.7	94.6
Wholesale loans[a]	2.9	2.3	2.4	2.7	3.4	4.6
Total Model ECL (£m)
Home loans	335	313	316	320	347	408
Credit cards, unsecured loans and other retail lending	1,938	1,684	1,766	1,902	2,265	2,518
Wholesale loans[a]	1,602	1,181	1,262	1,402	1,930	3,012
Total ECL	3,875	3,178	3,344	3,624	4,542	5,938

Note

a Material wholesale loan defaults are individually assessed across different recovery strategies. As a result, ECL of £835m is reported as individually assessed impairments in the table below.

Reconciliation to total ECL	£m
Total model ECL	3,875
ECL from individually assessed impairments	835
ECL from non-modelled and other management adjustments[a]	1,125
Total ECL	5,835

Note

a Includes £0.9bn of post model adjustments and £0.2bn ECL from non-modelled exposures.

	Scenarios
As at 31 December 2019	Weighted	Upside 2	Upside 1	Baseline	Downside 1	Downside 2

Stage 1 Model Exposure (£m)
Home loans	4,887	4,902	4,894	4,887	4,876	4,863
Credit cards, unsecured loans and other retail lending	37,599	37,361	37,534	37,269	37,921	38,414
Wholesale loans	141,272	142,393	142,125	141,806	139,227	126,882
Stage 1 Model ECL (£m)
Home loans	5	4	4	5	5	5
Credit cards, unsecured loans and other retail lending	350	344	347	342	349	356
Wholesale loans	184	141	152	164	244	268
Stage 1 Coverage (%)
Home loans	0.1	0.1	0.1	0.1	0.1	0.1
Credit cards, unsecured loans and other retail lending	0.9	0.9	0.9	0.9	0.9	0.9
Wholesale loans	0.1	0.1	0.1	0.1	0.2	0.2

Stage 2 Model Exposure (£m)
Home loans	511	496	505	512	522	535
Credit cards, unsecured loans and other retail lending	4,228	3,350	3,540	4,025	5,615	7,204
Wholesale loans	13,099	11,979	12,246	12,566	15,145	27,489
Stage 2 Model ECL (£m)
Home loans	36	32	34	35	41	47
Credit cards, unsecured loans and other retail lending	784	584	638	739	1,115	2,450
Wholesale loans	352	253	280	314	493	1,240
Stage 2 Coverage (%)
Home loans	7.1	6.6	6.7	6.8	7.8	8.8
Credit cards, unsecured loans and other retail lending	18.5	17.4	18.0	18.4	19.8	34.0
Wholesale loans	2.7	2.1	2.3	2.5	3.3	4.5

Stage 3 Model Exposure (£m)
Home loans	711	711	711	711	711	711
Credit cards, unsecured loans and other retail lending	1,697	1,697	1,697	1,697	1,697	1,697
Wholesale loans[a]	279	279	279	279	279	279
Stage 3 Model ECL (£m)
Home loans	260	258	259	260	261	264
Credit cards, unsecured loans and other retail lending	1,382	1,367	1,374	1,380	1,395	1,418
Wholesale loans[a]	3	2	2	3	4	5
Stage 3 Coverage (%)
Home loans	36.5	36.3	36.4	36.5	36.7	37.2
Credit cards, unsecured loans and other retail lending	81.5	80.5	81.0	81.3	82.2	83.6
Wholesale loans[a]	1.0	0.8	0.9	0.9	1.3	1.9

Total Model ECL (£m)
Home loans	301	294	297	300	307	316
Credit cards, unsecured loans and other retail lending	2,516	2,295	2,359	2,461	2,859	4,224
Wholesale loans[a]	539	396	434	481	741	1,513
Total ECL	3,356	2,985	3,090	3,242	3,907	6,053

Note

a Material wholesale loan defaults are individually assessed across different recovery strategies. As a result, ECL of £398m is reported as individually assessed impairments in the table below.

Reconciliation to total ECL[a]	£m
Total model ECL	3,355
ECL from individually assessed impairments	398
ECL from non-modelled and other management adjustments	195
Total ECL	3,948

Note

a The table has been re-presented to separately show the impact of individually assessed impairments of £398m. This was included in the Barclays Bank PLC Annual Report 2019 with non-modelled and other adjustments of £232m. Non-modelled and other adjustments are now disclosed within the other management adjustments category of £195m.

Concentrations of Credit Risk by geography and industry (audited)
Credit risk concentrations by geography (audited)
Barclays Bank Group	UnitedKingdom	Americas	Europe	Asia	Africa and Middle East	Total
As at 31 December 2020	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	31,235	36,063	69,962	17,987	655	155,902
Cash collateral and settlement balances	30,261	27,255	30,105	9,487	508	97,616
Loans and advances at amortised cost	61,754	40,403	23,931	4,859	3,320	134,267
Reverse repurchase agreements and other similar secured lending	10	152	323	8,285	211	8,981
Trading portfolio assets	9,787	31,003	16,861	5,947	946	64,544
Financial assets at fair value through the income statement	31,745	88,302	25,706	14,742	7,524	168,019
Derivative financial instruments	93,685	90,796	101,099	14,532	2,581	302,693
Financial assets at fair value through other comprehensive income	6,921	19,451	22,138	3,276	115	51,901
Other assets	392	185	37	-	-	614
Total on-balance sheet	265,790	333,610	290,162	79,115	15,860	984,537

Off-balance sheet:
Contingent liabilities	5,200	10,121	3,809	1,222	580	20,932
Loan commitments	46,746	175,893	36,713	4,132	1,538	265,022
Total off-balance sheet	51,946	186,014	40,522	5,354	2,118	285,954
Total	317,736	519,624	330,684	84,469	17,978	1,270,491

As at 31 December 2019
On-balance sheet:
Cash and balances at central banks	29,791	28,273	52,003	15,128	745	125,940
Cash collateral and settlement balances	23,775	23,593	25,955	5,326	837	79,486
Loans and advances at amortised cost	62,568	45,863	24,450	5,881	2,874	141,636
Reverse repurchase agreements and other similar secured lending	12	15	401	470	833	1,731
Trading portfolio assets	11,538	27,249	12,922	4,786	763	57,258
Financial assets at fair value through the income statement	26,363	70,832	11,272	12,534	1,921	122,922
Derivative financial instruments	70,256	63,337	83,165	11,189	1,694	229,641
Financial investments - debt securities	8,383	16,092	17,884	2,945	101	45,405
Other assets	407	124	81	2	-	614
Total on-balance sheet	233,093	275,378	228,133	58,261	9,768	804,633

Off-balance sheet:
Contingent liabilities	6,789	10,838	3,862	1,562	726	23,777
Loan commitments	39,247	192,857	33,182	3,130	1,611	270,027
Total off-balance sheet	46,036	203,695	37,044	4,692	2,337	293,804
Total	279,129	479,073	265,177	62,953	12,105	1,098,437

Credit risk concentrations by industry (audited)
Barclays Bank Group	Banks	Other financialinsti-tutions	Manu-facturing	Const-ructionand property	Govern-ment and central bank	Energyandwater	Wholesaleand retail distribution and leisure	Businessand otherservices	Homeloans	Cards, unsecuredloans and other personal lending	Other	Total
As at 31 December 2020	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	3	-	-	-	155,899	-	-	-	-	-	-	155,902
Cash collateral and settlement balances	17,961	66,696	375	35	10,828	871	30	576	-	-	244	97,616
Loans and advances at amortised cost	8,649	24,766	7,122	12,889	13,759	4,554	7,814	13,528	11,193	23,955	6,038	134,267
Reverse repurchase agreements and other similar secured lending	656	7,964	-	-	361	-	-	-	-	-	-	8,981
Trading portfolio assets	2,752	11,464	4,104	516	35,607	3,052	1,883	2,625	-	-	2,541	64,544
Financial assets at fair value through the income statement	22,766	131,929	603	2,481	5,519	13	64	3,479	971	-	194	168,019
Derivative financial instruments	155,986	116,421	4,126	2,725	11,649	3,288	1,235	2,496	-	-	4,767	302,693
Financial assets at fair value through other comprehensive income	13,003	4,258	1	333	33,774	-	-	527	-	-	5	51,901
Other assets	303	193	5	3	1	10	1	95	-	-	3	614
Total on-balance sheet	222,079	363,691	16,336	18,982	267,397	11,788	11,027	23,326	12,164	23,955	13,792	984,537

Off-balance sheet:
Contingent liabilities	1,150	5,501	3,187	1,260	1,028	3,223	978	2,283	-	155	2,167	20,932
Loan commitments	1,773	51,900	39,447	12,843	1,398	25,766	16,626	24,001	134	69,646	21,488	265,022
Total off-balance sheet	2,923	57,401	42,634	14,103	2,426	28,989	17,604	26,284	134	69,801	23,655	285,954
Total	225,002	421,092	58,970	33,085	269,823	40,777	28,631	49,610	12,298	93,756	37,447	1,270,491

As at 31 December 2019
On-balance sheet:
Cash and balances at central banks	4	-	-	-	125,936	-	-	-	-	-	-	125,940
Cash collateral and settlement balances	16,638	54,582	516	64	6,122	536	51	642	-	-	335	79,486
Loans and advances at amortised cost	9,185	20,230	7,940	13,610	11,402	5,278	8,226	14,588	10,986	33,560	6,631	141,636
Reverse repurchase agreements and other similar secured lending	1,172	486	-	-	73	-	-	-	-	-	-	1,731
Trading portfolio assets	2,806	9,050	2,787	1,053	32,298	2,996	842	3,158	-	-	2,268	57,258
Financial assets at fair value through the income statement	11,694	97,824	620	3,609	5,340	37	-	3,318	358	-	122	122,922
Derivative financial instruments	125,612	83,286	2,049	2,273	7,811	3,077	562	1,635	-	2	3,334	229,641
Financial assets at fair value through other comprehensive income	13,158	2,938	-	208	28,489	-	-	415	-	-	197	45,405
Other assets	180	312	1	-	2	7	-	104	-	2	6	614
Total on-balance sheet	180,449	268,708	13,913	20,817	217,473	11,931	9,681	23,860	11,344	33,564	12,893	804,633

Off-balance sheet:
Contingent liabilities	1,250	8,043	3,549	703	1,231	3,318	1,072	2,831	-	109	1,671	23,777
Loan commitments	1,861	47,619	42,001	13,358	1,703	29,865	14,320	22,491	49	73,573	23,187	270,027
Total off-balance sheet	3,111	55,662	45,550	14,061	2,934	33,183	15,392	25,322	49	73,682	24,858	293,804
Total	183,560	324,370	59,463	34,878	220,407	45,114	25,073	49,182	11,393	107,246	37,751	1,098,437

Balance Sheet credit quality (audited)
Balance sheet credit quality (audited)
Barclays Bank Group	PD Range	0.0 to <0.60%	0.60 to <11.35%	11.35% to 100%	Total	0.0 to <0.60%	0.60 to <11.35%	11.35% to 100%	Total
As at 31 December 2020		£m	£m	£m	£m	%	%	%	%
Cash and balances at central banks		155,902	-	-	155,902	100	-	-	100
Cash collateral and settlement balances		86,882	10,725	9	97,616	89	11	-	100
Loans and advances at amortised cost
Home loans		7,582	2,840	771	11,193	68	25	7	100
Credit cards, unsecured loans and other retail lending		10,742	11,259	1,367	23,368	46	48	6	100
Wholesale loans		75,672	20,828	3,206	99,706	76	21	3	100
Total loans and advances at amortised cost		93,996	34,927	5,344	134,267	70	26	4	100
Reverse repurchase agreements and other similar secured lending		8,969	12	-	8,981	100	-	-	100
Trading portfolio assets:
Debt securities		51,109	4,871	216	56,196	91	9	-	100
Traded loans		704	5,107	2,537	8,348	9	61	30	100
Total trading portfolio assets		51,813	9,978	2,753	64,544	80	16	4	100
Financial assets at fair value through the income statement:
Loans and advances		13,174	14,232	43	27,449	48	52	-	100
Debt securities		1,136	515	46	1,697	67	30	3	100
Reverse repurchase agreements		96,318	41,566	674	138,558	70	30	-	100
Other financial assets		302	13	-	315	96	4	-	100
Total financial assets at fair value through the income statement		110,930	56,326	763	168,019	66	34	-	100
Derivative financial instruments		282,864	19,352	477	302,693	94	6	-	100
Financial assets at fair value through other comprehensive income		51,893	8	-	51,901	100	-	-	100
Other assets		572	42	-	614	93	7	-	100
Total on-balance sheet		843,821	131,370	9,346	984,537	86	13	1	100

As at 31 December 2019
Cash and balances at central banks		125,940	-	-	125,940	100	-	-	100
Cash collateral and settlement balances		69,351	10,135	-	79,486	87	13	-	100
Loans and advances at amortised cost
Home loans		7,536	2,626	824	10,986	68	24	8	100
Credit cards, unsecured loans and other retail lending		13,631	18,019	1,853	33,503	40	54	6	100
Wholesale loans		75,638	19,716	1,793	97,147	78	20	2	100
Total loans and advances at amortised cost		96,805	40,361	4,470	141,636	69	28	3	100
Reverse repurchase agreements and other similar secured lending		1,642	89	-	1,731	95	5	-	100
Trading portfolio assets:
Debt securities		48,258	3,479	143	51,880	93	7	-	100
Traded loans		864	3,219	1,295	5,378	16	60	24	100
Total trading portfolio assets		49,122	6,698	1,438	57,258	85	12	3	100
Financial assets at fair value through the income statement:
Loans and advances		11,030	7,880	227	19,137	58	41	1	100
Debt securities		4,786	404	30	5,220	91	8	1	100
Reverse repurchase agreements		63,411	34,232	180	97,823	65	35	-	100
Other financial assets		736	6	-	742	99	1	-	100
Total financial assets at fair value through the income statement		79,963	42,522	437	122,922	65	35	-	100
Derivative financial instruments		216,508	13,012	121	229,641	94	6	-	100
Financial assets at fair value through other comprehensive income		45,405	-	-	45,405	100	-	-	100
Other assets		501	113	-	614	82	18	-	100
Total on-balance sheet		685,237	112,930	6,466	804,633	85	14	1	100

Credit risk profile by internal PD band for loans and advances at amortised cost, contingent liabilities and loan commitments (audited)

Credit exposures by internal PD grade

The below tables represents credit risk profile by PD grade for loans and advances at amortised cost, contingent liabilities and loan commitments.

Stage 1 higher risk assets, presented gross of associated collateral held, are of weaker credit quality but have not significantly deteriorated since origination. Examples would include leveraged corporate loans or non-prime credit cards.

IFRS 9 Stage 1 and Stage 2 classification is not dependent solely on the absolute probability of default but on elements that determine a Significant Increase in Credit Risk (see Note 7 to the financial statements on page 121), including relative movement in probability of default since initial recognition. There is therefore no direct relationship between credit quality and IFRS 9 stage classification.

Barclays Bank Group
As at 31 December 2020
Credit risk profile by internal PD grade for loans and advances at amortised cost (audited)
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grading	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
1-3	0.0 to < 0.05%	Strong	36,388	689	-	37,077	2	3	-	5	37,072	–
4-5	0.05 to < 0.15%	Strong	17,008	627	-	17,635	17	4	-	21	17,614	0.1
6-8	0.15 to < 0.30%	Strong	13,667	2,463	-	16,130	34	52	-	86	16,044	0.5
9-11	0.30 to < 0.60%	Strong	21,049	2,432	-	23,481	88	127	-	215	23,266	0.9
12-14	0.60 to < 2.15%	Satisfactory	16,951	4,913	-	21,864	293	351	-	644	21,220	2.9
15-19	2.15 to < 10%	Satisfactory	5,264	6,661	-	11,925	183	651	-	834	11,091	7.0
19	10 to < 11.35%	Satisfactory	1,042	1,698	-	2,740	25	99	-	124	2,616	4.5
20-21	11.35 to < 100%	Higher Risk	435	2,927	-	3,362	43	625	-	668	2,694	19.9
22	100%	Credit Impaired	-	-	5,119	5,119	-	-	2,469	2,469	2,650	48.2
Total			111,804	22,410	5,119	139,333	685	1,912	2,469	5,066	134,267	3.6

As at 31 December 2019
Credit risk profile by internal PD grade for loans and advances at amortised cost (audited)
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grading	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
1-3	0.0 to < 0.05%	Strong	37,430	564	-	37,994	9	15	-	24	37,970	0.1
4-5	0.05 to < 0.15%	Strong	17,117	783	-	17,900	6	-	-	6	17,894	-
6-8	0.15 to < 0.30%	Strong	15,020	581	-	15,601	16	1	-	17	15,584	0.1
9-11	0.30 to < 0.60%	Strong	24,490	944	-	25,434	71	6	-	77	25,357	0.3
12-14	0.60 to < 2.15%	Satisfactory	24,211	1,740	-	25,951	134	102	-	236	25,715	0.9
15-19	2.15 to < 10%	Satisfactory	7,491	5,450	-	12,941	185	339	-	524	12,417	4.0
19	10 to < 11.35%	Satisfactory	1,945	339	-	2,284	21	34	-	55	2,229	2.4
20-21	11.35 to < 100%	Higher Risk	641	2,238	-	2,879	50	561	-	611	2,268	21.2
22	100%	Credit Impaired	-	-	4,348	4,348	-	-	2,146	2,146	2,202	49.4
Total			128,345	12,639	4,348	145,332	492	1,058	2,146	3,696	141,636	2.5

As at 31 December 2020
Credit risk profile by internal PD grade for contingent liabilities[a] (audited)
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grading	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
1-3	0.0 to < 0.05%	Strong	5,502	188	-	5,690	1	-	-	1	5,689	–
4-5	0.05 to < 0.15%	Strong	2,765	428	-	3,193	3	2	-	5	3,188	0.2
6-8	0.15 to < 0.30%	Strong	1,468	165	-	1,633	3	4	-	7	1,626	0.4
9-11	0.30 to < 0.60%	Strong	3,524	552	-	4,076	5	33	-	38	4,038	0.9
12-14	0.60 to < 2.15%	Satisfactory	2,712	546	-	3,258	8	25	-	33	3,225	1.0
15-19	2.15 to < 10%	Satisfactory	305	398	-	703	7	21	-	28	675	4.0
19	10 to < 11.35%	Satisfactory	264	423	-	687	17	83	-	100	587	14.6
20-21	11.35 to < 100%	Higher Risk	40	769	-	809	-	61	-	61	748	7.5
22	100%	Credit Impaired	-	-	654	654	-	-	10	10	644	1.5
Total			16,580	3,469	654	20,703	44	229	10	283	20,420	1.4

As at 31 December 2019
Credit risk profile by internal PD grade for contingent liabilities[a] (audited)
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grading	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
1-3	0.0 to < 0.05%	Strong	6,198	118	-	6,316	1	-	-	1	6,315	-
4-5	0.05 to < 0.15%	Strong	4,199	40	-	4,239	1	-	-	1	4,238	-
6-8	0.15 to < 0.30%	Strong	2,953	103	-	3,056	1	-	-	1	3,055	-
9-11	0.30 to < 0.60%	Strong	4,551	136	-	4,687	2	2	-	4	4,683	0.1
12-14	0.60 to < 2.15%	Satisfactory	2,529	654	-	3,183	7	8	-	15	3,168	0.5
15-19	2.15 to < 10%	Satisfactory	663	244	-	907	4	8	-	12	895	1.3
19	10 to < 11.35%	Satisfactory	421	172	-	593	9	9	-	18	575	3.0
20-21	11.35 to < 100%	Higher Risk	117	282	-	399	-	30	-	30	369	7.5
22	100%	Credit Impaired	-	-	354	354	-	-	5	5	349	1.4
Total			21,631	1,749	354	23,734	25	57	5	87	23,647	0.4

As at 31 December 2020
Credit risk profile by internal PD grade for loan commitments[a] (audited)
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grading	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
1-3	0.0 to < 0.05%	Strong	52,522	5,311	-	57,833	3	1	-	4	57,829	–
4-5	0.05 to < 0.15%	Strong	62,677	5,730	-	68,407	11	8	-	19	68,388	–
6-8	0.15 to < 0.30%	Strong	41,621	6,260	-	47,881	15	20	-	35	47,846	0.1
9-11	0.30 to < 0.60%	Strong	25,461	6,187	-	31,648	14	19	-	33	31,615	0.1
12-14	0.60 to < 2.15%	Satisfactory	20,730	6,978	-	27,708	113	18	-	131	27,577	0.5
15-19	2.15 to < 10%	Satisfactory	3,621	2,991	-	6,612	23	44	-	67	6,545	1.0
19	10 to < 11.35%	Satisfactory	4,778	4,971	-	9,749	11	25	-	36	9,713	0.4
20-21	11.35 to < 100%	Higher Risk	750	3,775	-	4,525	5	115	-	120	4,405	2.7
22	100%	Credit Impaired	-	-	1,411	1,411	-	-	41	41	1,370	2.9
Total			212,160	42,203	1,411	255,774	195	250	41	486	255,288	0.2

As at 31 December 2019
Credit risk profile by internal PD grade for loan commitments[a] (audited)
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grading	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
1-3	0.0 to < 0.05%	Strong	77,725	990	-	78,715	4	-	-	4	78,711	-
4-5	0.05 to < 0.15%	Strong	53,910	1,480	-	55,390	3	-	-	3	55,387	-
6-8	0.15 to < 0.30%	Strong	43,728	811	-	44,539	6	1	-	7	44,532	-
9-11	0.30 to < 0.60%	Strong	28,813	1,294	-	30,107	10	2	-	12	30,095	-
12-14	0.60 to < 2.15%	Satisfactory	27,115	2,066	-	29,181	26	9	-	35	29,146	0.1
15-19	2.15 to < 10%	Satisfactory	4,322	2,050	-	6,372	7	21	-	28	6,344	0.4
19	10 to < 11.35%	Satisfactory	3,454	1,814	-	5,268	4	7	-	11	5,257	0.2
20-21	11.35 to < 100%	Higher Risk	594	1,852	-	2,446	-	15	-	15	2,431	0.6
22	100%	Credit Impaired	-	-	349	349	-	-	50	50	299	14.3
Total			239,661	12,357	349	252,367	60	55	50	165	252,202	0.1

Note

a Excludes loan commitments and financial guarantees carried at fair value of £9.5bn (2019: £17.7bn) for Barclays Bank Group.

Management Value at Risk (audited)

The table below shows the total management VaR on a diversified basis by risk factor. Total management VaR includes all trading positions in CIB and the supporting Barclays Bank Group Treasury desks.

Limits are applied against each risk factor VaR as well as total management VaR, which are then cascaded further by risk managers to each business.

Management VaR (95%, one day) (audited)
	2020			2019
	Average	High	Low	Average	High	Low
For the year ended 31 December	£m	£m	£m	£m	£m	£m
Credit risk	20	38	10	12	17	8
Interest rate risk	10	17	6	6	11	3
Equity risk	13	35	6	10	22	5
Basis risk	9	14	7	8	11	6
Spread risk	5	9	3	4	5	3
Foreign exchange risk	4	7	2	3	5	2
Commodity risk	1	1	–	1	2	-
Inflation risk	2	3	1	2	3	1
Diversification effect[a]	(33)	n/a	n/a	(23)	n/a	n/a
Total management VaR	31	57	17	23	29	16

Notes

aDiversification effects recognise that forecast losses from different assets or businesses are unlikely to occur concurrently, hence the expected aggregate loss is lower than the sum of the expected losses from each area. Historical correlations between losses are taken into account in making these assessments. The high and low VaR figures reported for each category did not necessarily occur on the same day as the high and low VaR reported as a whole. Consequently, a diversification effect balance for the high and low VaR figures would not be meaningful and is therefore omitted from the above table.

Contractual maturity of financial assets and liabilities (audited)
Contractual maturity of financial assets and liabilities (audited)
Barclays Bank Group	Ondemand	Not morethan threemonths	Over threemonths butnot morethan sixmonths	Over sixmonths butnot morethan nine months	Over ninemonths butnot morethan one year	Over oneyear but notmore thantwo years	Over twoyears butnot morethan threeyears	Over threeyears butnot morethan fiveyears	Over fiveyears butnot morethan tenyears	Over tenyears	Total
As at 31 December 2020	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	155,122	182	598	-	-	-	-	-	-	-	155,902
Cash collateral and settlement balances	1,281	96,335	-	-	-	-	-	-	-	-	97,616
Loans and advances at amortised cost	12,854	11,149	6,291	3,770	4,314	21,271	16,663	22,387	14,127	21,441	134,267
Reverse repurchase agreements and other similar secured lending	150	8,648	-	-	-	-	183	-	-	-	8,981
Trading portfolio assets	127,664	-	-	-	-	-	-	-	-	-	127,664
Financial assets at fair value through the income statement	17,377	123,948	7,547	6,959	4,027	4,294	1,216	2,284	1,853	2,256	171,761
Derivative financial instruments	302,429	24	-	-	-	15	15	112	77	21	302,693
Financial assets at fair value through other comprehensive income	-	3,086	1,627	151	95	3,059	3,770	12,741	19,236	8,137	51,902
Other financial assets	213	286	107	5	-	3	-	-	-	-	614
Total financial assets	617,090	243,658	16,170	10,885	8,436	28,642	21,847	37,524	35,293	31,855	1,051,400
Other assets											8,331
Total assets											1,059,731
Liabilities
Deposits at amortised cost	181,455	39,409	13,975	3,665	2,283	1,144	532	602	1,252	379	244,696
Cash collateral and settlement balances	1,944	83,605	-	-	-	-	-	-	-	-	85,549
Repurchase agreements and other similar secured borrowing	4	2,545	-	-	-	1,400	2,329	4,073	-	92	10,443
Debt securities in issue	-	12,207	3,808	3,833	1,791	2,124	640	2,815	1,995	210	29,423
Subordinated liabilities	-	3,708	3,222	459	143	3,545	4,811	6,241	5,629	4,247	32,005
Trading portfolio liabilities	46,139	-	-	-	-	-	-	-	-	-	46,139
Financial liabilities designated at fair value	15,555	172,250	8,677	5,067	2,928	8,593	6,939	8,576	8,344	12,697	249,626
Derivative financial instruments	299,637	-	50	-	-	66	67	174	183	403	300,580
Other financial liabilities	70	2,072	15	15	16	233	50	90	187	62	2,810
Total financial liabilities	544,804	315,796	29,747	13,039	7,161	17,105	15,368	22,571	17,590	18,090	1,001,271
Other liabilities											4,750
Total liabilities											1,006,021
Cumulative liquidity gap	72,286	148	(13,429)	(15,583)	(14,308)	(2,771)	3,708	18,661	36,364	50,129	53,710

Contractual maturity of financial assets and liabilities (audited)
Barclays Bank Group	Ondemand	Not morethan threemonths	Over threemonths butnot morethan sixmonths	Over sixmonths butnot morethan ninemonths	Over ninemonths butnot morethan oneyear	Over oneyear but notmore thantwo years	Over twoyears butnot morethan threeyears	Over threeyears butnot morethan fiveyears	Over fiveyears butnot morethan tenyears	Over tenyears	Total
As at 31 December 2019	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	125,065	766	109	-	-	-	-	-	-	-	125,940
Cash collateral and settlement balances	2,122	77,361	3	-	-	-	-	-	-	-	79,486
Loans and advances at amortised cost	11,396	10,376	9,764	4,513	6,227	17,780	18,460	26,294	14,565	22,261	141,636
Reverse repurchase agreements and other similar secured lending	13	1,449	-	-	-	77	190	-	-	2	1,731
Trading portfolio assets	113,337	-	-	-	-	-	-	-	-	-	113,337
Financial assets at fair value through the income statement	14,257	90,292	13,969	3,431	1,150	1,082	313	888	1,803	2,285	129,470
Derivative financial instruments	229,460	49	-	-	-	7	21	1	78	25	229,641
Financial investments	-	-	-	-	-	-	-	-	-	-	-
Financial assets at fair value through other comprehensive income	-	3,176	1,672	817	455	3,510	4,305	9,737	17,544	4,190	45,406
Other financial assets	307	168	126	-	13	-	-	-	-	-	614
Total financial assets	495,957	183,637	25,643	8,761	7,845	22,456	23,289	36,920	33,990	28,763	867,261
Other assets											9,411
Total assets											876,672
Liabilities
Deposits at amortised cost	158,218	39,831	7,127	2,291	3,147	1,102	536	530	545	554	213,881
Cash collateral and settlement balances	3,077	64,592	13	-	-	-	-	-	-	-	67,682
Repurchase agreements and other similar secured borrowing	7	1,489	-	-	-	-	-	470	-	66	2,032
Debt securities in issue	-	12,418	4,601	3,262	3,036	2,989	131	3,444	3,366	289	33,536
Subordinated liabilities	-	207	834	397	832	7,999	6,836	7,627	4,784	3,909	33,425
Trading portfolio liabilities	35,212	-	-	-	-	-	-	-	-	-	35,212
Financial liabilities designated at fair value	13,952	128,078	10,890	6,519	3,797	6,968	6,235	7,702	7,127	13,178	204,446
Derivative financial instruments	228,338	-	-	8	-	36	41	42	88	387	228,940
Other financial liabilities	217	1,388	19	18	16	777	29	86	183	70	2,803
Total financial liabilities	439,021	248,003	23,484	12,495	10,828	19,871	13,808	19,901	16,093	18,453	821,957
Other liabilities											4,100
Total liabilities											826,057
Cumulative liquidity gap	56,936	(7,430)	(5,271)	(9,005)	(11,988)	(9,403)	78	17,097	34,994	45,304	50,615

Contractual maturity of financial liabilities - undiscounted (audited)
Contractual maturity of financial liabilities - undiscounted (audited)
Barclays Bank Group	Ondemand	Not morethan threemonths	Over threemonths butnot morethan sixmonths	Over sixmonths butnot morethan one year	Over oneyear but notmore thanthree years	Over threeyears butnot morethan fiveyears	Over fiveyears butnot morethan tenyears	Over tenyears	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2020
Deposits at amortised cost	181,455	39,409	13,975	5,949	1,686	600	1,258	385	244,717
Cash collateral and settlement balances	1,944	83,605	-	-	-	-	-	-	85,549
Repurchase agreements and other similar secured borrowing	4	2,545	-	-	3,729	4,087	-	154	10,519
Debt securities in issue	-	12,226	3,818	5,629	2,799	2,923	2,098	277	29,770
Subordinated liabilities	-	3,716	3,342	703	8,845	6,555	6,922	6,500	36,583
Trading portfolio liabilities	46,139	-	-	-	-	-	-	-	46,139
Financial liabilities designated at fair value	15,555	172,282	8,684	7,998	15,599	8,586	8,369	20,398	257,471
Derivative financial instruments	299,637	4	50	-	133	175	190	442	300,631
Other financial liabilities	70	2,076	19	39	313	113	227	86	2,943
Total financial liabilities	544,804	315,863	29,888	20,318	33,104	23,039	19,064	28,242	1,014,322

As at 31 December 2019
Deposits at amortised cost	158,218	39,844	7,138	5,457	1,648	532	554	595	213,986
Cash collateral and settlement balances	3,077	64,614	13	-	-	-	-	-	67,704
Repurchase agreements and other similar secured borrowing	7	1,491	-	-	-	485	-	149	2,132
Debt securities in issue	-	12,473	4,627	6,332	3,229	3,582	3,508	290	34,041
Subordinated liabilities	-	207	845	1,302	18,750	9,875	6,364	8,617	45,960
Trading portfolio liabilities	35,212	-	-	-	-	-	-	-	35,212
Financial liabilities designated at fair value	13,952	128,203	11,020	10,597	13,500	8,054	7,519	19,392	212,237
Derivative financial instruments	228,338	-	-	8	79	45	99	396	228,965
Other financial liabilities	217	1,388	19	34	819	99	197	98	2,871
Total financial liabilities	439,021	248,220	23,662	23,730	38,025	22,672	18,241	29,537	843,108

Maturity analysis of off-balance sheet commitments received (audited)
Maturity analysis of off-balance sheet commitments received (audited)
	Ondemand	Not more than three months	Over three months but not more than six months	Over six months but not more than nine months	Over nine months but not more than one year	Over one year but not more than two years	Over two years but not more than three years	Over three years but not more than five years	Over five years but not more than ten years	Over ten years	Total
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2020
Guarantees, letters of credit and credit insurance	6,462	86	37	68	8	18	14	47	40	25	6,805
Other commitments received	92	-	-	-	-	-	-	-	-	-	92
Total off-balance sheet commitments received	6,554	86	37	68	8	18	14	47	40	25	6,897

As at 31 December 2019
Guarantees, letters of credit and credit insurance	5,205	106	22	81	-	11	12	21	12	34	5,504
Other commitments received	91	-	-	2,373	-	-	-	-	-	-	2,464
Total off-balance sheet commitments received	5,296	106	22	2,454	-	11	12	21	12	34	7,968

Maturity analysis of off-balance sheet commitments given (audited)
Maturity analysis of off-balance sheet commitments given (audited)
	Ondemand	Not more than three months	Over three months but not more than six months	Over six months but not more than nine months	Over nine months but not more than one year	Over one year but not more than two years	Over two years but not more than three years	Over three years but not more than five years	Over five years but not more than ten years	Over ten years	Total
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2020
Contingent liabilities	20,630	213	57	6	1	25	-	-	-	-	20,932
Documentary credits and other short-term trade related transactions	1,084	1	1	-	-	-	-	-	-	-	1,086
Standby facilities, credit lines and other commitments	262,586	564	93	123	95	49	196	202	21	7	263,936
Total off-balance sheet commitments given	284,300	778	151	129	96	74	196	202	21	7	285,954

As at 31 December 2019
Contingent liabilities	22,836	366	86	125	140	143	42	28	3	8	23,777
Documentary credits and other short-term trade related transactions	1,287	3	1	-	-	-	-	-	-	-	1,291
Standby facilities, credit lines and other commitments	264,346	1,134	792	973	638	118	98	273	139	225	268,736
Total off-balance sheet commitments given	288,469	1,503	879	1,098	778	261	140	301	142	233	293,804

Capital resources (audited)
Capital ratios[a,b,c]
As at 31 December	2020	2019
CET1	14.2%	13.9%
Tier 1 (T1)	18.1%	18.1%
Total regulatory capital	21.0%	22.1%

Capital resources (audited)
	2020	2019
As at 31 December	£m	£m
CET1 capital	25,227	22,080
T1 capital	32,172	28,600
Total regulatory capital	37,493	34,955

Total risk weighted assets (RWAs) (unaudited)	178,156	158,393

Capital Requirements Regulation (CRR) leverage ratio[a,d,e]
	2020	2019
As at 31 December	£m	£m
CRR leverage ratio	3.9%	3.9%
T1 capital	32,172	28,600
CRR leverage exposure	826,371	731,715

Functional currency of the operation (audited)

Functional currency of operations (audited)
	Foreigncurrencynetinvestments	Borrowingswhich hedgethe netinvestments	Derivativeswhich hedgethe netinvestments	Structuralcurrencyexposurespre- economichedges	Economichedges	Remainingstructuralcurrencyexposures
	£m	£m	£m	£m	£m	£m
As at 31 December 2020
USD	24,262	(4,512)	(764)	18,986	(5,918)	13,068
EUR	5,174	(278)	(3)	4,893	(286)	4,607
JPY	582	-	-	582	-	582
Other	1,596	(42)	(24)	1,530	-	1,530
Total	31,614	(4,832)	(791)	25,991	(6,204)	19,787

As at 31 December 2019
USD	25,628	(8,073)	(1,111)	16,443	(5,339)	11,104
EUR	2,987	(3)	-	2,984	(1,122)	1,862
JPY	533	-	-	533	-	533
Other	1,741	-	(34)	1,707	-	1,707
Total	30,889	(8,076)	(1,145)	21,667	(6,461)	15,206

Net Interest Income Sensitivity (AEaR) by currency & Analysis of equity sensivity (audited)
Net Interest Income sensitivity (AEaR) by currency (audited)	2020		2019
	+25 basispoints	-25 basispoints	+25 basispoints	-25 basispoints
Barclays Bank Group	£m	£m	£m	£m
GBP	32	(169)	19	(34)
USD	47	(61)	29	(32)
EUR	9	(32)	(14)	(16)
Other currencies	(2)	(1)	(9)	8
Total	86	(263)	25	(74)

Analysis of equity sensitivity (audited)	31 December 2020		31 December 2019
	+25 basispoints	-25 basispoints	+25 basispoints	-25 basispoints
Barclays Bank Group	£m	£m	£m	£m
Net interest income	86	(263)	25	(74)
Taxation effects on the above	(21)	63	(6)	18
Effect on profit for the year	65	(200)	19	(56)
As percentage of net profit after tax	2.7%	(8.2%)	0.7%	(2.0%)
Effect on profit for the year (per above)	65	(200)	19	(56)
Fair value through other comprehensive income reserve	(417)	433	(295)	303
Cash flow hedging reserve	(554)	554	(497)	497
Taxation effects on the above	262	(266)	198	(200)
Effect on equity	(644)	521	(575)	544
As percentage of equity	(1.2%)	1.0%	(1.1%)	1.1%